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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2002

If amended report check here  |_|     Amended Number:  _______

This Amendment (Check only one):  |_|     is a restatement
                                  |_|     adds new holding entries.

Century Management
Name of Institutional Investment Manager

1301 Capital of TX Hwy. Suite B-228     Austin     TX          78746
Business Address     (Street)                     (City)     (State)     (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements,

schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant     Vice President                    (512) 329-0050

Name              (Title)                                   (Phone)

(Manual Signature of Person Duly Authorized to submit This Report)

(Place and Date of Signing)

Report Type:

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|  13F COMBINATION REPORT.

             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 63

Form 13F Information Table Value Total:                $472,536
                             (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report):
(List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

 ***NONE***
                        FORM 13F
ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5		ITEM 6		ITEM 7		ITEM 8
			FAIR			INVESTMENT DISCRETION				VOTING AUTHORITY
	TITLE		MARKET	SHARE				OTHER
NAME OF ISSUER	OF	CUSIP	VALUE	AMOUNT	SOLE	SHARED	NONE	MANAGERS	SOLE	SHARED	NONE
	CLASS	NUMBER	(X$1000)	(X100)	(A)	(B)	( C )		(A)	(B)	( C )

AAR Corp.	COM	000361105	15,222	32,046	SOLE				X
Adaptec Inc.	COM	00651f108	9,035	20,487	SOLE				X
American Express	COM	25816109	446	143	SOLE				X
American Tel & Tel	COM	1957109	264	220	SOLE				X
Ampco Pittsburgh	COM	032037103	7,562	7,708	SOLE				X
Angelica Corp	COM	34663104	327	152	SOLE				X
Astec Industries Inc.	COM	046224101	7,350	6,818	SOLE				X
Barrick Gold Corp	COM	67901108	12,864	8,273	SOLE				X
Belden Inc.	COM	077459105	3,827	2,852	SOLE				X
Berkshire Hathaway Cl B	COM	084670207	1,417	6	SOLE				X
Blair Corp	COM	092828102	1,501	734	SOLE				X
Cntl Fnd of CDA Cl A	COM	153501101	78	177	SOLE				X
Computer Associates Intl Inc.	COM	204912109	10,464	10,900	SOLE				X
Corning Inc.	COM	219350105	82	512	SOLE				X
CPI Corp.	COM	125902106	20,981	15,259	SOLE				X
Crown Pacific Partners LP	COM	228439105	5,031	18,228	SOLE				X
Cummins Inc.	COM	231021106	20,104	8,512	SOLE				X
Dynamics Research	COM	268057106	2,681	1,839	SOLE				X
Eastman Kodak	COM	277461109	15,105	5,545	SOLE				X
Ethan Allen Interiors	COM	297602104	6,804	2,102	SOLE				X
Evans & Sutherland	COM	299096107	1,539	4,373	SOLE				X
FedEx Corporation	COM	31428X106	898	179	SOLE				X
Flexsteel Inds	COM	339382103	799	587	SOLE				X
Gardner Denver Inc.	COM	365558105	7,143	4,547	SOLE				X
Great Lakes Chemical	COM	390568103	19,740	8,218	SOLE				X
Helmerich & Payne	COM	423452101	745	218	SOLE				X
Hubbell Inc. Class B	COM	443510201	3,537	1,217	SOLE				X
Japan Smaller Capitalization Fund	COM	47109U104	5,966	10,846	SOLE				X
Knape & Vogt Mfg Co	COM	498782101	125	116	SOLE				X
Lawson Products	COM	520776105	8,830	3,029	SOLE				X
Layne Christensen Company	COM	521050104	8,233	11,173	SOLE				X
Learning Tree	COM	522015106	3,414	2,324	SOLE				X
Lesco Inc.	COM	526872106	1,992	1,962	SOLE				X
Lufkin Industries	COM	549764108	507	206	SOLE				X
M B I A Inc	COM	55262C100	13,043	3,265	SOLE				X
Martin Marietta Materials, Inc.	COM	573284106	12,925	3,968	SOLE				X
Matrix Services	COM	576853105	9,760	13,943	SOLE				X
Maverick Tube Corp	COM	577914104	5,364	6,048	SOLE				X
Maxwell Technologies	COM	577767106	10,828	20,625	SOLE				X
Maytag Corp.	COM	578592107	1,505	649	SOLE				X
MetroLogic Instruments	COM	591676101	698	1,417	SOLE				X
MTS Systems Corp	COM	553777103	629	665	SOLE				X
Myers Industries Inc.	COM	628464109	9,501	7,583	SOLE				X
Newmont Mining	COM	651639106	4,837	1,758	SOLE				X
NS Group Inc.	COM	628916108	13,027	21,967	SOLE				X
Parlex Corp.	COM	701630105	9,655	8,182	SOLE				X
Phelps Dodge Corp.	COM	717265102	19,432	7,582	SOLE				X
Quintiles Transnational Corp.	COM	748767100	96	101	SOLE				X
R R Donnelley & Sons	COM	257867101	12,463	5,301	SOLE				X
Readers Digest Cl B	COM	755267200	14,568	7,866	SOLE				X
Regal Beloit	COM	758750103	10,154	5,934	SOLE				X
Royce Value Trust	COM	780910105	6,956	5,525	SOLE				X
SL Inds Inc.	COM	784413106	77	145	SOLE				X
Snap-On Inc	COM	833034101	20,471	8,908	SOLE				X
Sonoco Products	COM	835495102	12,059	5,659	SOLE				X
Southwest Gas	COM	844895102	4,058	1,824	SOLE				X
Spectrum Control	COM	847615101	235	481	SOLE				X
Tektronix, Inc.	COM	879131100	3,857	2,348	SOLE				X
Textron Inc.	COM	883203101	16,787	4,923	SOLE				X
Toys R Us	COM	892335100	28,711	28,204	SOLE				X
Trinity Industries Inc.	COM	896522109	13,110	7,965	SOLE				X
Valmont Industries 	COM	920253101	5,190	2,223	SOLE				X
X-Rite Inc.	COM	983857103	7,931	10,260	SOLE				X